Financial risk management - Liquidity risk Contractual maturities of financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Carrying amount
Lease liabilities	$ 1,174,016	$ 857,326
Short-term borrowings	122,501	116,431
Trade and other payables	398,876	422,417
0-1 year
Carrying amount
Lease liabilities	362,176	215,576
More than 5 years
Carrying amount
Lease liabilities	223,812	215,970
Liquidity risk
Carrying amount
Debentures	423,700	455,474
Long-term loans and other liabilities	108,444	104,237
Lease liabilities	1,174,016	857,326
Short-term borrowings	122,501	116,431
Trade and other payables	365,354	387,564
Total	2,194,015	1,921,032
Contractual cash flows
Debentures	471,815	564,495
Long-term loans and other liabilities	148,775	154,309
Lease liabilities	1,456,107	1,112,115
Short-term borrowings	123,139	117,393
Trade and other payables	365,354	387,564
Total	2,565,190	2,335,876
Liquidity risk | 0-1 year
Carrying amount
Debentures	13,004	26,663
Long-term loans and other liabilities	20,009	14,180
Lease liabilities	455,343	294,671
Short-term borrowings	123,139	117,393
Trade and other payables	365,354	387,564
Total	976,849	840,471
Liquidity risk | 1-2 years
Carrying amount
Debentures	13,083	18,839
Long-term loans and other liabilities	16,266	13,168
Lease liabilities	292,926	174,861
Total	322,275	206,868
Liquidity risk | 2 - 5 years
Carrying amount
Debentures	445,728	518,993
Long-term loans and other liabilities	34,966	41,821
Lease liabilities	449,090	392,593
Total	929,784	953,407
Liquidity risk | More than 5 years
Carrying amount
Long-term loans and other liabilities	77,534	85,140
Lease liabilities	258,748	249,990
Total	$ 336,282	$ 335,130